Development Services Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Development Services Revenue
(4)	Development Services Revenue
The Company derived its revenue from nonrecurring development service agreements to research, design, and implement the Aurora Driver. The agreements are negotiated with billing schedules that align with the delivery of performance obligations, and customers are invoiced with net
30-to
60-day
payment terms. The Company’s customer agreements include multiple performance obligations, which include customer hardware design and development services, and other services.
Custom hardware design and development services often involve supplying a hardware reference design to the customer, which provides for various technical specifications for operating a customer’s vehicle platform with the Aurora Driver. Development services are recognized over time as the Company performs the underlying services and satisfies the performance obligations. Revenue allocable to hardware design and development services are recognized over time based on the hours incurred.

(a)	Significant Judgments
I
n the Company’s contract with Customer A, the Company provided a commercialization credit, which provided the customer with the option to receive a credit of a certain amount under the contract, when and if the customer launches vehicles integrated with the Company’s Aurora Driver. The Company had accounted for the commercialization credit as a material right, and significant judgment was required to determine the stand-alone selling price of the performance obligation. The Company performed a valuation of the stand-alone selling price, using a Black-Scholes-Merton option pricing model, which estimated the likelihood that the customer would exercise its option. In 2019 the option to receive the credit under the contract expired and as such the resulting credit was recognized in 2019.

(b)	Contract Assets
Contract assets relate to the Company’s right to consideration for performance obligations satisfied but not billed at the reporting date. As of December 31, 2020 and 2019, the Company did not have any contract assets.

(c)	Deferred Revenue
Deferred revenue consists primarily of amounts that have been invoiced, and for which the Company has the right to bill, in advance of performance obligations being satisfied and revenue being recognized under contracts with customers. Deferred revenue associated with performance obligations that are anticipated to be satisfied during the succeeding 12 months is recorded as current deferred revenue, and the remaining portion is recorded as noncurrent deferred revenue in the Company’s balance sheet. The Company had no deferred revenue as of December 31, 2020 and 2019.

(d)	Costs to Obtain and Fulfill a Contract
The Company did not incur any costs of obtaining a contract or costs to fulfill contracts for the years ended December 31, 2020 and 2019.